General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2024
Texts Block [Abstract]
Summary of General and Administrative Expenses

	2024	2023	2022
Personnel	(103,485)	(70,860)	(63,665)
Share Based Plans (b)	(22,479)	(14,967)	(14,276)
Profit sharing (a)	(108,102)	(94,640)	(79,872)

	(234,066)	(180,467)	(157,813)
Third party expense (c)	(119,209)	(33,318)	(38,836)
Right of use depreciation (d)	(11,132)	(9,686)	(10,800)
Depreciation and amortization (e)	(17,569)	(10,094)	(4,986)
Travel and representations	(8,991)	(3,928)	(4,535)
Condominium expenses	(4,081)	(3,041)	(3,315)
Other operating expenses (f)	(16,927)	(11,730)	(9,064)

	(411,975)	(252,264)	(229,349)
(a) Profit-sharing
According to the profit-sharing program and based on laws applicable to each country and on objectives established at the beginning of each year, management estimated the payment of profit sharing in the amount of R$ 108,102 (R$ 94,640 in 2023 and 79,872 in 2022) for the year ended December 31, 2024.
(b) Share-based payments
See Note 25 for more details.
(c) Third party expense
Third party expenses are composed for accounting, audit, advisory, due diligence services, information technology, marketing, and other contracted services.
The increase in 2024 is mainly related to the business combinations concluded in 2024, which increases the service expenses, including due diligence services provided by third parties as part of business combinations process.
(d) Right of use depreciation
See Note 11 for more details.
(e) Depreciation and amortization
The amount is mainly comprised by property and equipment depreciation and intangible amortization. See Notes 9 and 10 for more details.
The increase in 2024 is mainly related to the fixed and intangible assets assumed as part of the business combinations concluded in 2024, which increases the depreciation and amortization expenses.
(f) Other operating expenses

The amount is mainly comprised of office expenses, including energy, cleaning, maintenance and conservation, among others several expenses.